Preferred Shares	12 Months Ended
Dec. 31, 2021
Preferred Shares
Preferred Shares

13. Preferred Shares

The following table summarizes the issuances of convertible redeemable preferred shares (collectively, “Preferred Shares”).

		Total number		Consideration
Series of Preferred Shares	Date of issuance	of shares issued		per share
				US$
Series A	08/11/2011	37,858,584		0.26
Series B	05/05/2014	25,164,697		0.93
Series C	21/09/2015	27,935,316		2.17
Series D	08/12/2016	22,334,525		4.63
Series D1	22/03/2017	6,947,330		5.04
Series E	26/07/2018, 14/09/2018	27,267,380		9.89
Series F	07/08/2019	34,677,872	(i)	12.52
		182,185,704

(i)	Including 11,985,440 Series F preferred shares legally issued in December 2020 upon the exercise of the warrant as discussed in Accounting of Preferred Shares.

13. Preferred Shares (Continued)

The key terms of the preferred shares are as follows:

Conversion rights

Unless converted earlier pursuant to the provisions with respect to automatic conversion as set out below, preferred shares shall be convertible, at the option of the holder thereof, at any time into such number of fully paid and non-assessable Class A ordinary shares at an initial conversion ratio of 1:1, and thereafter shall be subject to adjustment and readjustment from time to time for (a) share splits and combination, (b) ordinary share dividends and distributions, (c) reorganizations, mergers, consolidations, reclassifications, exchanges, substitution, (d) dilutive issuance.

Each Preferred Shares shall automatically be converted, based on the then-effective conversion price, without the payment of any additional consideration, into fully-paid and non-assessable Class A ordinary shares upon the earlier of (i) the consummation of the qualified initial public offering (“Qualified IPO”), or (ii) the date specified by the written consent of the majority Preferred Shareholders of each Preferred Shares.

Qualified IPO means a closing of an IPO on a stock exchange reasonably accepted to the majority Preferred Shareholders with the company’s market capitalization, immediately after the offering of at least US$4 billion.

Redemption rights

The shareholders of preferred shares may request redemption of all or any part of the then outstanding shares held, at any time after the occurrence of (i) if a Qualified IPO or a trade sale is not consummated within forty-two month period after the closing of Series F financing, or (ii) if any Preferred Shares are required to be redeemed by any preferred shareholder after the closing of Series F financing, or iii) if there has been any change that does not allow or materially restricts the company to effectively control its structured entities as defined in Note 2 (b), or (iv) the occurrence of a material breach of the transaction documents by any of the Group, founders, co-founders and other parties specified in the transaction documents during the forty-two month period after the closing of Series F financing. The commencement date of term (i) mentioned above was originally five-year period after the issuance date of each preferred share and modified to forty-two-month period after the closing of Series F financing.

The redemption price of each share to be redeemed shall equal to (i) 150% of each series stated issue price, plus (ii) any accrued but unpaid dividends on such share, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

Voting rights

Each Preferred Shares has voting rights equivalent to the number of Class A ordinary shares into which such Preferred Shares could be then convertible.

Dividend rights

Each preferred shareholder shall be entitled to receive the dividends on pro-rata basis according to the relative number of shares held by them on an as-converted basis, only when, as and if declared at the sole discretion of the Board and duly approved. The distribution sequence should be in the following order: Series F preferred shareholders, Series E preferred shareholders, Series D and/or Series D1 preferred shareholders, Series C preferred shareholders, Series B preferred shareholders, Series A preferred shareholders, ordinary shareholders.

13. Preferred Shares (Continued)

Liquidation rights

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the assets and funds of the Company legally available for distribution to the shareholders shall be distributed to shareholders in the following manner and order:

Each preferred shareholder shall be entitled to receive, prior and in preference to any distribution of any of the assets or funds of the Company to the holders of any previous preferred shares and ordinary shares, the amount equal to one hundred percent (100%) of the original issue price on each preferred share, plus all declared but unpaid dividends thereon up to the date of liquidation or otherwise agreed in the transaction documents. The liquidation preference amount will be paid to the Preferred Shareholders in the following order: first to holders of Series F Preferred Shares, second to holders of Series E Preferred Shares, third to holders of Series D/D1 Preferred Shares, forth to holders of Series C Preferred Shares, fifth to holders of Series B Preferred Shares and lastly to holders of Series A Preferred Shares. After distributing or paying in full the liquidation preference amount to all of the Preferred Shareholders, the remaining assets of the Company available for distribution, if any, shall distributed to the holders of ordinary shares and the Preferred Shareholders on a pro rata basis, based on the number of ordinary shares then held by each shareholder on an as converted basis. If the value of the remaining assets of the Company is less than aggregate liquidation preference amounts payable to the holders of a particular series of Preferred Shares, then the remaining assets of the Company shall be distributed pro rata amongst the holders of all outstanding Preferred Shares of that series.

Accounting of Preferred Shares

The Company has classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the options of the holders. In addition, the Company records accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. The accretions using the effective interest method, are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares is recognized at the respective fair value at the date of issuance net of issuance costs. The issuance costs for Series A, Series B, Series C, Series D, Series D1, Series E Preferred Shares and Series F Preferred Shares were RMB0.5 million, RMB0.5 million, RMB0.8 million, RMB6.1 million, RMB2.2 million, RMB35.0 million and RMB27.0 million, respectively.

The Company has determined that there was no beneficial conversion feature attributable to the Preferred Shares because the initial effective conversion prices of these Preferred Shares were higher than the fair value of the Company’s ordinary shares determined by the Company taking into account independent valuations.

Pursuant to laws applicable to PRC entities incorporated in the PRC, PRC investors should complete its statutory filings and foreign exchange registrations for outbound investment, before such PRC entities can legally own offshore investments or equity interests in offshore entities. As such, all PRC shareholders of Zhihu Inc. must complete their relevant registrations and statutory filings, as appropriate, before they can, in accordance with applicable PRC laws, hold directly or indirectly any share of the Company, which is incorporated under the laws of the Cayman Islands. Certain Preferred Shareholder who made full payment of the purchase consideration holds warrant and one Preferred Share in the Company to reflect such holder ’s rights, obligations, and interests in the Company as if such holder were holding all Preferred Shares of the Company issuable upon exercise of the warrant before such holder completes its necessary registration for outbound investment to exercise its warrant to purchase Preferred Shares of the Company. This was a transitional arrangement pending completion of necessary registration process by   such   holder.   Once   such   holder   completes the   necessary registration for outbound investment, such holder is required to exercise the warrant immediately. Accordingly, the one Preferred Share was accounted for and represented based on the terms on all Preferred Shares of the Company issuable upon exercise of the warrant. Concurrently, the Group entered into a foreign exchange forward contract with the investor. The Group accounts for the foreign exchange forward contract and the warrant as derivative asset (included in other current assets), which was measured at fair value with the changes in the fair value recorded within other income/(expenses) in the consolidated statements of operations and comprehensive loss. The holder of the warrant has completed the relevant registration and filing, and exercised the warrant in December 2020. The underlying Preferred Shares have been legally issued accordingly.

13. Preferred Shares (Continued)

Accounting of Preferred Shares (Continued)

The fair value of the derivative asset was categorized as Level 3 of fair value measurement. The following table sets forth the reconciliation of the fair value measurements of derivative asset:

Fair value
measurements of
derivative asset
RMB in thousand
Beginning balance as of January 1, 2019	—
Change in fair value	7,132
Ending balance as of December 31, 2019	7,132

Beginning balance as of January 1, 2020	7,132
Change in fair value	(68,818)
Settlement of derivative asset	61,686
Ending balance as of December 31, 2020	—

The key inputs used in valuation of derivative asset as of December 31, 2019 date were as follow.

As of December 31,
2019
Forward foreign exchange rate	7.04
Risk-free interest rate	1.59
Expected term (in years)	0.98

Significant increases/(decreases) in any of these inputs in isolation would have resulted in a significantly lower/(higher) fair value measurement. Generally, a change in the assumption used for the risk-free interest rate would have been accompanied by a directionally similar change in the assumption used for the expected term and a directionally opposite change in the assumption used for forward foreign exchange rate. In December 2020, the derivative asset has been settled at the foreign exchange rate of US$1.00 = RMB6.53 accordingly.

Upon the completion of the IPO in March 2021, all of issued and outstanding Preferred Shares automatically converted into ordinary shares on a one-for-one basis.

13. Preferred Shares (Continued)

Accounting of Preferred Shares (Continued)

The Company’s preferred shares activities for the years ended December 31, 2019, 2020 and 2021, respectively, are summarized below (in thousands, except number of shares):

	Series A		Series B		Series C		Series D		Series D1		Series E		Series F
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Mezzanine Equity
	Number of		Number of		Number of		Number of		Number of		Number of		Number of		Total number	Total
	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of December 31, 2018	36,009,602	89,551	25,164,697	212,476	27,935,316	506,846	22,334,525	829,328	6,947,330	274,386	27,267,380	1,860,174	—	—	145,658,850	3,772,761
Issuance of Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	34,677,872	3,011,072	34,677,872	3,011,072
Accretion to Preferred Shares redemption value	—	—	—	7,927	—	34,935	—	63,557	—	21,870	—	176,521	—	121,971	—	426,781

Balance as of December 31, 2019	36,009,602	89,551	25,164,697	220,403	27,935,316	541,781	22,334,525	892,885	6,947,330	296,256	27,267,380	2,036,695	34,677,872	3,133,043	180,336,722	7,210,614

Balance as of December 31, 2019	36,009,602	89,551	25,164,697	220,403	27,935,316	541,781	22,334,525	892,885	6,947,330	296,256	27,267,380	2,036,695	34,677,872	3,133,043	180,336,722	7,210,614
Accretion to Preferred Shares redemption value	—	—	—	—	—	14,771	—	50,956	—	18,983	—	208,271	—	387,753	—	680,734

Balance as of December 31, 2020	36,009,602	89,551	25,164,697	220,403	27,935,316	556,552	22,334,525	943,841	6,947,330	315,239	27,267,380	2,244,966	34,677,872	3,520,796	180,336,722	7,891,348

Balance as of December 31, 2020	36,009,602	89,551	25,164,697	220,403	27,935,316	556,552	22,334,525	943,841	6,947,330	315,239	27,267,380	2,244,966	34,677,872	3,520,796	180,336,722	7,891,348
Accretion to Preferred Shares redemption value	—	—	—	—	—	3,524	—	12,390	—	4,634	—	51,967	—	98,070	—	170,585
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	(36,009,602)	(89,551)	(25,164,697)	(220,403)	(27,935,316)	(560,076)	(22,334,525)	(956,231)	(6,947,330)	(319,873)	(27,267,380)	(2,296,933)	(34,677,872)	(3,618,866)	(180,336,722)	(8,061,933)

Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—